Supplemental Cash Flow Disclosure - Schedule of additional detail regarding the Company's cash flow (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Supplemental Disclosure Respect To Cash Flows [Abstract]
Interest paid	$ 744,422	$ 965,548	$ 683,223
Interest received	199,936	68,375	0
Taxes paid	0	0	0
Non-cash investing and financing transactions:
Fair value assigned to warrants	0	0	1,869,382
Fair value of stock options exercised	164,869	116,768	92,848
Fair value of warrants exercised	772,408	18,209	0
Shares issued for conversion of debentures	3,404,693	23,673	67,062
Accretion income on promissory note receivable	(26,426)	(39,019)	(36,009)
Accretion expense on convertible debentures	378,687	548,882	863,768
Accrued interest on paycheck protection program loan	3,378	0	0
Right of use asset acquired	0	172,404	767,326
Assets transferred from Inventory to Property and equipment	$ 271,291	$ 212,890	$ 70,899